ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Structured Entities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Financial assets	$ 352,534,983	$ 339,025,621
Other non-financial assets	2,460,898	2,042,059
Total Assets	390,403,042	376,193,262
LIABILITIES
Financial liabilities	321,603,343	300,968,549
Other liabilities	16,273,876	18,333,518
Total Liabilities	338,852,626	$ 322,338,052
Consolidated structured entities [member]
ASSETS
Loans	856,576
Financial assets	96,747
Other non-financial assets	7,805
Total Assets	961,128
LIABILITIES
Financial liabilities	542,110
Other liabilities	6,284
Total Liabilities	$ 548,394